Summary Of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details) - Customer Lists	12 Months Ended
Dec. 31, 2018
Minimum
Goodwill and Other Intangible Assets
Estimated useful lives of other intangible assets and goodwill	5 years
Maximum
Goodwill and Other Intangible Assets
Estimated useful lives of other intangible assets and goodwill	10 years